Events after the reporting date	12 Months Ended
Jun. 30, 2022
Events after the reporting date

32. Events after the reporting date

●	On 1 September 2022, we acquired the business assets, technology and know-how of Jimmy Kelley Digital. Combined with Locafy’s patented publishing engine, this acquisition further enhances Locafy’s product performance and commercially allows Locafy to sell to a more “sophisticated” type of customer base. The Company has provisionally assessed that the acquisition will be recognized as an asset acquisition.
●	On 4 October 2022, the Company launched “Brand Boost”; an e-commerce focused search engine marketing tool that creates national SEO campaigns for brands and products